Item 1: Report to Shareholders

U.S. Bond Index Fund	October 31, 2007

The views and opinions in this report were current as of October 31, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Manager’s Letter

Fellow Shareholders

Despite well-publicized turmoil in the credit markets this summer, higher-quality bonds were able to enjoy decent returns over the past six months and year. Credit problems among subprime mortgage securities caused investors to dump riskier fixed-income securities and stocks and flee to the relative safety of government-backed issues. In this environment, the U.S. Bond Index Fund recorded a modest gain that was similar to that of the Lehman Brothers U.S. Aggregate Index.

HIGHLIGHTS

• Higher-quality bonds were able to record decent gains over the past six months despite problems in certain areas of the credit markets, particularly among securities backed by subprime mortgages.

• Consistent with its charter, the fund recorded gains for the 6- and 12-month periods that were in line with its benchmark index.

• U.S. Treasury securities recorded the best returns among major fixed-income classes due to their traditional role as a “safe haven” in times of market turmoil.

• While conditions in the credit markets have improved in recent months, it is likely some further volatility lies ahead as investors attempt to determine the full scope of the problems in the subprime lending market.

ECONOMY AND INTEREST RATES

The past six months began on an upbeat note for the economy and a downbeat one for bond investors, who worried that the Fed would keep interest rates elevated to restrain inflation. Data suggested that manufacturing and capital spending were faring well even as the housing sector languished—a mirror image of the situation when the recovery was in its early stages a few years ago. The economy continued to create jobs, and perhaps due to favorable employment prospects, a gauge of consumer sentiment indicated that consumers remained upbeat in the face of record gasoline prices.

Problems in the housing sector and the threat they posed to the credit markets and the broader economy soon began to dominate financial headlines, however. The turmoil began in early July, when rumors took hold of impending downgrades of subprime mortgage debt. Investors grew more concerned when Fed Chairman Ben Bernanke refused to repeat earlier assurances that the lending problems would remain contained. Indeed, evidence soon emerged that a wide range of institutional investors—from hedge funds to foreign banks—had experienced large losses from their investments in securities backed by subprime mortgage loans.

The wider credit markets soon felt the implications of the subprime melt-down, but they proved mostly beneficial to bond prices. Yields fell and prices rose in late summer as investors sought the security offered by Treasury bonds. With the exception of municipal bonds, most other bond classes benefited from the so-called “flight to quality,” in part because of speculation that financial turmoil would cause the Fed to cut interest rates to bolster the economy and markets. Indeed, the central bank lowered the discount rate, or the rate the Fed charges to banks for short-term loans, in mid-August. The Fed then followed up on September 18 with another cut in the discount rate and a decrease of 50 basis points (0.50%) in the more significant federal funds rate—its first reduction in the rate in more than four years.

The bond market’s response to the Fed’s action initially proved somewhat chilly, however. Longer-term yields crept higher as investors worried that easier monetary policy might combine with high oil prices to accelerate inflation. How much further the Fed would need to lower rates to spur growth also remained open to debate. Bond yields also climbed in response to news of a surprisingly large increase in business payrolls in September, along with a dramatic upward revision in August figures (bond prices and yields move in opposite directions).

Yet economic sentiment quickly reversed once more in bonds’ favor, as investors grew concerned about a new round of write-offs and downgrades of subprime debt, as well as signals that the job market had worsened again late in the period. At mid-October, yields on the two-year Treasury note reached their lowest levels in two years as investors dumped stocks and sought the safe haven of government debt. The economic woes also benefited bonds by raising hopes that the Fed would act to lower interest rates once more before the period ended, and the Fed met expectations by lowering the federal funds rate by another 0.25%, to 4.50%.

October ended on a note of uncertainty. Fed officials indicated that their rate reduction might be the last monetary easing for some time, since “the upside risks to inflation roughly balance the downside risks to growth.” Indeed, on the day of the Board’s decision, the Commerce Department announced that the economy had grown by a surprisingly robust 3.9% in the third quarter (according to advanced estimates). Bond prices eased as investors saw the Fed returning to the sidelines to see whether the economy maintained its strength or veered toward a sharp slowdown.

MARKET NEWS

All major sectors of the bond market saw gains over the past six months, although securities with a government backing enjoyed much better returns than other classes. U.S. Treasuries were particularly strong thanks to their traditional role as a “safe haven” for investors worried about risk in the equity markets and among other types of fixed-income securities. Mortgage-backed securities, many of which receive a government backing, also fared well overall despite the problems in the subprime market. Corporate bonds saw their gains slow as liquidity tightened and investors demanded higher yields in return for the risk of investing in even higher-quality debt.

PORTFOLIO REVIEW

Your fund returned 2.58% in the six-month period and 5.17% for the 12 months ended October 31, 2007. As shown in the table, the fund tracked the unmanaged Lehman Brothers U.S. Aggregate Index in both periods, with much of the difference due to fund expenses.

The fund’s net asset value (NAV) remained almost unchanged over the past six months, meaning that the lion’s share of its return came from current income. The fund’s dividends of $0.25 matched those of the previous six-month period. For the 12-month period, NAV increased by $0.02, and the fund paid out $0.50 in dividends.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely track the performance of the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index.

As shown in the Security Diversification pie chart, mortgage-backed securities, U.S. Treasuries, and corporate securities accounted for the bulk of both the portfolio and the index. U.S. government agency, foreign government bonds, asset-backed securities, and other holdings represented only a small part of the fund and the index.

Since our last report, the portfolio’s weighted average maturity and duration increased slightly, meaning that the fund has become slightly more sensitive to changes in interest rates (see Glossary for definitions). The portfolio’s yield remained relatively unchanged.

OUTLOOK

Conditions in the credit markets have improved since late summer, but it is likely that further volatility lies ahead as investors attempt to determine the full scope of the losses surrounding subprime securities. The Fed’s actions are also difficult to predict as policymakers wrestle with the competing forces of rising inflation and the steep slowdown in the housing sector, which may begin to weigh more heavily on the wider economy. The fund’s focus on a wide range of fixed-income assets may be especially well-suited for such an uncertain environment.

Respectfully submitted,

Robert M. Larkins
Chairman of the fund’s Investment Advisory Committee

November 20, 2007

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

30-Day SEC Yield: A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. The Securities and Exchange Commission (SEC) requires all bond funds to calculate this yield.

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Yield curves typically slope upward, indicating that longer maturities offer higher yields. When the yield curve is flat, there is little or no difference between the yields offered by shorter- and longer-term securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights

For a share outstanding throughout each period

	Year Ended 10/31/07‡	10/31/06‡	10/31/05‡	10/31/04	10/31/03
NET ASSET VALUE					
Beginning of period	$ 10.44	$ 10.44	$ 10.81	$ 10.71	$ 10.69
Investment activities					
Net investment income	0.50	0.48	0.44	0.42	0.39
Net realized and unrealized gain (loss)	0.02	0.01	(0.35)	0.11	0.11
Total from investment activities	0.52	0.49	0.09	0.53	0.50
Distributions					
Net investment income	(0.50)	(0.49)	(0.46)	(0.43)	(0.45)
Net realized gain	–	–	–	–	(0.03)
Total distributions	(0.50)	(0.49)	(0.46)	(0.43)	(0.48)
NET ASSET VALUE					
End of period	**$ 10.46**	**$ 10.44**	**$ 10.44**	**$ 10.81**	**$ 10.71**

Ratios/Supplemental Data

Total return^	5.17%	4.82%	0.81%	5.10%	4.75%
Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.86%	4.66%	4.11%	3.84%	3.66%
Portfolio turnover rate¤	73.7%	72.4%	98.2%+	167.1%	190.3%
Portfolio turnover rate, excluding mortgage dollar roll transactions	69.8%	72.4%	89.1%	106.6%	73.4%
Net assets, end of period (in thousands)	$ 253,877	$ 179,467	$ 174,530	$ 137,148	$ 76,053

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

¤ The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions (see Note 2).

\+ Excludes the effect of the acquisition of TD Waterhouse Bond Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments †

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 19.9%		
FINANCIAL INSTITUTIONS 8.1%		
Banking 3.6%		
Associates Corporation of North America, 6.875%, 11/15/08	5	5
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	246
Bank of America, 3.375%, 2/17/09	250	245
Bank of America, 3.875%, 1/15/08	75	75
Bank of America, 4.875%, 1/15/13	100	99
Bank of America, 6.00%, 9/1/17	150	153
Bank of America, 7.40%, 1/15/11	110	117
Bank of New York, 4.95%, 11/1/12	325	322
Bank One, 3.70%, 1/15/08	100	100
BB&T, 4.75%, 10/1/12	95	93
BB&T, 5.25%, 11/1/19	200	191
Charter One Bank, 6.375%, 5/15/12	200	209
Chase Manhattan, 7.875%, 6/15/10	65	69
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	244
Citigroup, 5.625%, 8/27/12	500	506
Citigroup, 5.875%, 2/22/33	475	456
Citigroup, 6.00%, 2/21/12	13	13
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	248
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	149
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	195
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	230
First Union, 6.375%, 1/15/09	2	2
First Union, 6.40%, 4/1/08	205	206
First Union National Bank, 5.80%, 12/1/08	100	101

First Union National Bank, 7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA, 4.625%, 4/1/14	250	236
HSBC Bank USA, 5.875%, 11/1/34	550	520
HSBC Holdings, 5.25%, 12/12/12	100	100
HSBC Holdings, 7.50%, 7/15/09	100	104
JPMorgan Chase, 4.875%, 3/15/14	210	202
JPMorgan Chase, 5.75%, 1/2/13	130	131
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	292
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	250	233
Key Bank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank, 3.80%, 2/8/08	150	150
Marshall & Ilsley Bank, 5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	101
National Westminster Bank, 7.375%, 10/1/09	4	4
NationsBank, 7.25%, 10/15/25	10	11
PNC Bank, 4.875%, 9/21/17	250	233
PNC Bank, 5.125%, 12/14/10	125	125
Regions Financial, 6.375%, 5/15/12	100	103
Royal Bank of Canada, 3.875%, 5/4/09	150	148
Royal Bank of Scotland, 5.00%, 10/1/14	125	121
Sovereign Bancorp, 4.80%, 9/1/10	150	148
SunTrust Bank, 5.45%, 12/1/17	130	128
Synovus Financial, 4.875%, 2/15/13	90	86
U.S. Bank, 4.95%, 10/30/14	200	193
U.S. Bank, 6.375%, 8/1/11	150	156
Wachovia, 5.50%, 8/1/35	250	229
Wachovia, 6.25%, 8/4/08	4	4
Wachovia Bank, 4.875%, 2/1/15	150	143

Wells Fargo, 4.20%, 1/15/10	150	148
Wells Fargo, 5.00%, 11/15/14	205	199
Wells Fargo, 5.125%, 9/1/12	350	349
Wells Fargo, 5.25%, 12/1/07	100	100
World Savings Bank, 4.125%, 12/15/09	100	99
		9,125
Brokerage 1.5%		
Ameriprise Financial, 5.35%, 11/15/10	85	86
Bear Stearns Companies, 2.875%, 7/2/08	8	8
Bear Stearns Companies, 4.50%, 10/28/10	200	195
Franklin Resources, 3.70%, 4/15/08	20	20
Goldman Sachs, 3.875%, 1/15/09	85	84
Goldman Sachs, 5.625%, 1/15/17	400	388
Goldman Sachs, 6.60%, 1/15/12	407	426
Goldman Sachs, 6.75%, 10/1/37	155	157
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	47
Jefferies Group, 5.875%, 6/8/14	80	80
Jefferies Group, 6.25%, 1/15/36	200	184
Lehman Brothers, 3.95%, 11/10/09	300	292
Lehman Brothers, 4.25%, 1/27/10	200	195
Lehman Brothers, 4.80%, 3/13/14	125	118
Merrill Lynch, 4.125%, 1/15/09	150	148
Merrill Lynch, 5.00%, 1/15/15	200	191
Merrill Lynch, 6.22%, 9/15/26	100	96
Merrill Lynch, 6.875%, 11/15/18	65	67
Morgan Stanley, 4.75%, 4/1/14	675	639
Morgan Stanley, 5.625%, 1/9/12	250	253
Morgan Stanley, 6.25%, 8/9/26	175	174

Morgan Stanley, 6.75%, 4/15/11	8	8
		3,863
Finance Companies 1.4%		
American Express Credit, 5.30%, 12/2/15	250	249
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	98
Capital One Bank, 6.50%, 6/13/13	300	310
CIT Group, 5.00%, 2/1/15	200	181
CIT Group, 5.40%, 1/30/16	150	137
Countrywide Financial, 6.25%, 5/15/16	86	69
Countrywide Home Loans, 6.25%, 4/15/09	15	14
GE Capital, 3.125%, 4/1/09	350	343
GE Capital, 4.125%, 9/1/09	600	596
GE Capital, 5.25%, 10/19/12	225	227
GE Capital, 5.45%, 1/15/13	500	508
GE Capital, 7.375%, 1/19/10	9	10
Household Finance, 4.75%, 7/15/13	9	9
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
International Lease Finance, 4.875%, 9/1/10	350	348
International Lease Finance, 6.375%, 3/15/09	425	432
		3,554
Insurance 1.2%		
ACE INA Holdings, 5.70%, 2/15/17	150	149
Aflac, 6.50%, 4/15/09	100	102
Allstate, 6.125%, 12/15/32	150	147
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	11

Allstate, 7.50%, 6/15/13	2	2
American General, 7.50%, 8/11/10	100	106
Genworth Financial, 6.50%, 6/15/34	100	102
Hartford Financial Services, 4.75%, 3/1/14	200	192
John Hancock Financial Services, 5.625%, 12/1/08	100	101
Metlife, 5.375%, 12/15/12	400	403
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	100
Prudential Financial, 5.40%, 6/13/35	375	336
Safeco, 4.875%, 2/1/10	150	149
TIAA Global Markets, 5.125%, 10/10/12 (1)	250	251
Travelers, 6.25%, 6/15/37	225	223
UnitedHealth Group, 3.75%, 2/10/09	100	98
WellPoint, 5.00%, 1/15/11	330	329
Willis North America, 6.20%, 3/28/17	200	203
		3,007
Real Estate Investment Trusts 0.4%		
Arden Realty, 5.25%, 3/1/15	115	112
Avalonbay Communities, 5.75%, 9/15/16	110	108
ERP Operating, 5.25%, 9/15/14	125	121
ERP Operating, 5.375%, 8/1/16	105	100
Reckson Operating, 6.00%, 3/31/16	175	166
Regency Centers, 5.875%, 6/15/17	225	219
Simon Property Group, 5.75%, 12/1/15	150	148
		974
Total Financial Institutions		20,523
INDUSTRIAL 9.3%		
Basic Industry 0.6%		
Barrick Gold, 5.80%, 11/15/34	200	186

BHP Finance, 5.00%, 12/15/10	175	176
Dow Chemical, 5.97%, 1/15/09	150	152
Du Pont El De Nemours, 5.875%, 5/11/09	65	66
Du Pont El De Nemours, 5.25%, 12/15/16	200	196
Inco, 7.75%, 5/15/12	100	110
International Paper Company, STEP, 5.85%, 10/30/12	73	74
Lubrizol, 4.625%, 10/1/09	100	99
Lubrizol, 5.50%, 10/1/14	200	197
Praxair, 6.375%, 4/1/12	104	109
Praxair, 6.50%, 3/1/08	5	5
Vale Overseas, 6.875%, 11/21/36	60	63
		1,433
Capital Goods 1.3%		
Boeing, 6.125%, 2/15/33	50	52
Boeing Capital, 6.10%, 3/1/11	350	363
Caterpillar Financial Services, 3.45%, 1/15/09	100	98
Caterpillar Financial Services, 4.50%, 9/1/08	150	150
Caterpillar Financial Services, 4.75%, 2/17/15	175	168
CRH America, 6.40%, 10/15/33	75	70
Emerson Electric, 4.50%, 5/1/13	255	246
Honeywell, 6.625%, 6/15/28	5	5
Honeywell International, 6.125%, 11/1/11	175	182
Hutchison Whampoa International, 6.50%, 2/13/13 (1)	200	209
John Deere Capital, 3.90%, 1/15/08	50	50
John Deere Capital, 4.375%, 3/14/08	150	150
John Deere Capital, 5.35%, 1/17/12	300	304
Lockheed Martin, 6.15%, 9/1/36	100	104
Lockheed Martin, 7.65%, 5/1/16	250	286
Lockheed Martin, 7.75%, 5/1/26	50	61

Northrop Grumman, 7.125%, 2/15/11	200	214
Raytheon, 7.20%, 8/15/27	200	229
United Technologies, 7.50%, 9/15/29	255	305
		3,246
Communications 2.6%		
Airtouch Communications, 6.65%, 5/1/08	10	10
Alltel, 6.50%, 11/1/13	5	4
Alltel, 7.00%, 3/15/16	11	9
America Movil, 4.125%, 3/1/09	100	99
America Movil, 5.50%, 3/1/14	350	349
America Movil, 5.625%, 11/15/17	100	99
AT&T, 5.10%, 9/15/14	825	814
AT&T Broadband, 8.375%, 3/15/13	466	524
AT&T Wireless, 7.875%, 3/1/11	300	325
AT&T Wireless, 8.75%, 3/1/31	100	130
BellSouth, 6.875%, 10/15/31	21	22
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.875%, 2/23/09	150	153
Comcast, 6.95%, 8/15/37	90	96
Cox Communications, 6.75%, 3/15/11	100	104
Cox Communications, 7.125%, 10/1/12	150	160
France Telecom, STEP, 7.75%, 3/1/11	400	432
GTE, 6.94%, 4/15/28	15	16
News America, 6.15%, 3/1/37	125	121
News America, 7.25%, 5/18/18	150	163
Rogers Wireless, 6.375%, 3/1/14	300	307
Sprint Capital, 6.875%, 11/15/28	155	149
Sprint Capital, 6.90%, 5/1/19	295	296
Sprint Capital, 7.625%, 1/30/11	75	79

Telecom Italia Capital, 4.00%, 11/15/08	100	99
Telecom Italia Capital, 5.25%, 11/15/13	250	246
Telefonica Emisiones, 5.855%, 2/4/13	250	255
Telefonos de Mexico, 4.75%, 1/27/10	245	244
Time Warner Cable, 5.85%, 5/1/17 (1)	225	223
Time Warner Entertainment, 7.25%, 9/1/08	100	102
Time Warner Entertainment, 8.375%, 3/15/23	450	531
Verizon Communications, 5.555%, 2/15/16	100	101
Verizon Global Funding, 4.00%, 1/15/08	100	100
Verizon Global Funding, 7.25%, 12/1/10	100	107
Verizon New England, 6.50%, 9/15/11	20	21
Vodafone Airtouch, 7.875%, 2/15/30	10	12
Vodafone Group, 5.625%, 2/27/17	150	149
		6,656
Consumer Cyclical 1.4%		
Costco Wholesale, 5.50%, 3/15/17	200	197
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	127
Dayton Hudson, 5.875%, 11/1/08	1	1
Disney, 6.375%, 3/1/12	350	369
Harrah's Operating, 5.50%, 7/1/10	150	145
Home Depot, 5.40%, 3/1/16	200	191
J.C. Penney, 7.125%, 11/15/23	175	190
Lennar, 5.60%, 5/31/15	150	129
Lennar, 7.625%, 3/1/09	100	98
Lowe's Companies, 5.00%, 10/15/15	250	240
McDonald's, 5.30%, 3/15/17	125	122
Pulte Homes, 5.20%, 2/15/15	200	166
Target, 5.40%, 10/1/08	10	10

Target, 5.875%, 3/1/12	100	103
Target, 5.875%, 7/15/16	250	254
Toyota Motor Credit, 4.25%, 3/15/10	350	349
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	9
Viacom, 6.25%, 4/30/16	215	217
Wal-Mart Stores, 5.25%, 9/1/35	150	132
Wal-Mart Stores, 6.875%, 8/10/09	450	467
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		3,537
Consumer Non-Cyclical 1.4%		
Amgen, 4.00%, 11/18/09	125	123
Bestfoods, 6.625%, 4/15/28	5	5
Bottling Group, 4.625%, 11/15/12	100	99
Bristol-Myers Squibb, 6.80%, 11/15/26	6	7
Bunge Finance, 5.90%, 4/1/17	200	195
Bunge Limited Finance, 5.10%, 7/15/15	115	108
Coca Cola, 5.35%, 11/15/17	285	283
Coca Cola Enterprises, 6.75%, 1/15/38	8	9
Coca Cola Enterprises, 7.125%, 8/1/17	15	17
Coca Cola Enterprises, 8.50%, 2/1/12	15	17
Coors Brewing, 6.375%, 5/15/12	14	15
Diageo Capital, 5.20%, 1/30/13	225	224
Fortune Brands, 5.125%, 1/15/11	120	119
Fortune Brands, 6.25%, 4/1/08	200	201
Genentech, 4.40%, 7/15/10	60	59
General Mills, 5.70%, 2/15/17	200	198
Hospira, 4.95%, 6/15/09	150	149
Kellogg, 7.45%, 4/1/31	100	116

Kraft Foods, 4.00%, 10/1/08	150	149
Medtronic, 4.375%, 9/15/10	210	208
Newell Rubbermaid, 4.625%, 12/15/09	35	35
PepsiAmericas, 4.875%, 1/15/15	125	121
PepsiCo, 5.75%, 1/15/08	200	200
Procter & Gamble, 6.875%, 9/15/09	350	364
Sabmiller, 6.20%, 7/1/11 (1)	225	233
Wyeth, 5.95%, 4/1/37	200	198
		3,452
Energy 1.1%		
Amerada Hess, 7.875%, 10/1/29	200	238
Apache, 6.00%, 1/15/37	200	198
Baker Hughes, 6.00%, 2/15/09	150	152
Canadian Natural Resources, 6.25%, 3/15/38	200	198
ConocoPhillips, 5.90%, 10/15/32	250	254
Devon Financing, 6.875%, 9/30/11	110	117
Devon Financing, 7.875%, 9/30/31	80	97
Encana, 4.60%, 8/15/09	250	250
EOG Resources, 5.875%, 9/15/17	175	180
Marathon Oil, 6.60%, 10/1/37	90	94
Occidental Petroleum, 6.75%, 1/15/12	300	318
Petro-Canada, 5.95%, 5/15/35	200	192
Phillips Petroleum, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	142
Texaco Capital, 5.50%, 1/15/09	5	5
Transocean, 7.50%, 4/15/31	150	170
Valero Energy, 6.125%, 6/15/17	200	203
Vastar Resources, 6.50%, 4/1/09	4	4

XTO Energy, 4.90%, 2/1/14	100	97
		2,935
Technology 0.4%		
Cisco Systems, 5.50%, 2/22/16	175	176
Hewlett-Packard, 5.40%, 3/1/17	150	149
IBM, 3.80%, 2/1/08	95	95
IBM, 4.25%, 9/15/09	100	99
IBM, 6.50%, 1/15/28	11	12
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	124
Motorola, 8.00%, 11/1/11	75	82
National Semiconductor, 6.15%, 6/15/12	100	101
Oracle, 5.00%, 1/15/11	250	250
Xerox, 5.50%, 5/15/12	50	50
		1,149
Transportation 0.5%		
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	89
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	99
Canadian National Railway, 6.25%, 8/1/34	95	97
FedEx, 9.65%, 6/15/12	200	234
Norfolk Southern, 5.59%, 5/17/25	48	45
Norfolk Southern, 7.25%, 2/15/31	52	59
Norfolk Southern, 7.70%, 5/15/17	200	228
Southwest Airlines, 6.50%, 3/1/12	75	77
Union Pacific, 6.65%, 1/15/11	350	364
		1,292
Total Industrial		23,700

Virginia Electric & Power, 6.00%, 5/15/37	250	248
		4,152
Natural Gas 0.8%		
Boardwalk Pipelines, 5.50%, 2/1/17	300	291
Consolidated Natural Gas, 5.00%, 3/1/14	200	192
Consolidated Natural Gas, 6.25%, 11/1/11	15	16
Enbridge, 4.90%, 3/1/15	150	142
Enbridge, 5.80%, 6/15/14	85	86
Enterprise Products Operations, 4.95%, 6/1/10	300	300
Kinder Morgan Finance, 5.70%, 1/5/16	175	159
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	199
San Diego Gas & Electric, 6.125%, 9/15/37	170	176
Southern California Gas, 5.75%, 11/15/35	140	136
Spectra Energy Capital, 4.37%, 3/1/09	400	394
		2,091
Total Utility		6,243
Total Corporate Bonds (Cost $50,802)		50,466
ASSET-BACKED SECURITIES 2.7%		
Car Loan 0.9%		
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	70	70
Harley Davidson Motorcycle Trust Series 2003-2, Class A2 2.07%, 2/15/11	109	109
Hyundai Auto Receivables Trust Series 2006-A, Class A4 5.26%, 11/15/12	825	832

MBNA Credit Card Master Note Trust Series 2005-A3, Class A3 4.10%, 10/15/12	575	565
		4,505
Total Asset-Backed Securities (Cost $6,952)		6,954

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.8%

Commercial Mortgage Backed Securities 6.8%

American Tower Trust Series 2007-1A, Class AFX, CMO 5.42%, 4/15/37 (1)	500	493
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO 4.648%, 9/11/36	500	486
Banc of America Commercial Mortgage Series 2005-3, Class A2, CMO 4.501%, 7/10/43	1,200	1,186
Bear Steams Commercial Mortgage Securities Series 2002-TOP8, Class A2, CMO 4.83%, 8/15/38	350	343
Bear Steams Commercial Mortgage Securities Series 2004-PWR6, Class A4, CMO 4.521%, 11/11/41	1,100	1,071
Bear Steams Commercial Mortgage Securities Series 2004-T14, Class A2, CMO 4.17%, 1/12/41	353	349
Bear Steams Commercial Mortgage Securities Series 2005-PWR8, Class A4, CMO 4.674%, 6/11/41	225	215
Bear Steams Commercial Mortgage Securities Series 2005-PWR9, Class AAB, CMO 4.804%, 9/15/42	625	612
Bear Steams Commercial Mortgage Securities Series 2005-T18, Class A1, CMO 4.274%, 2/13/42	232	230

Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, CMO, VR 5.711%, 9/11/38	903	921
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4, CMO 5.54%, 9/11/41	450	451
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A1, CMO 5.282%, 6/11/50	1,190	1,194
Citigroup/Deutsche Bank Commercial Mortgage Securities Series 2005-CD1, Class A4, CMO, VR 5.225%, 7/15/44	575	570
Commercial Mortgage PTC Series 2007-C9, Class A4, CMO, VR 5.816%, 12/10/49	500	513
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3, CMO 5.467%, 9/15/39	400	399
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO 7.30%, 6/10/32	240	246
GE Capital Commercial Mortgage Series 2001-1, Class A1, CMO 6.079%, 5/15/33	24	24
GE Capital Commercial Mortgage Series 2001-1, Class A2, CMO 6.531%, 5/15/33	400	416
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO 5.082%, 11/10/45	262	262
Greenwich Capital Commerical Funding Series 2007-GG9, Class A4, CMO 5.444%, 3/10/39	1,200	1,191
JPMorgan Chase Commercial Mortgage Finance Series 2000-C10, Class A2, CMO 7.371%, 8/15/32	115	120
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3, CMO 6.26%, 3/15/33	277	286

JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, CMO, VR 4.824%, 10/15/42	375	367
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4 , CMO 5.481%, 12/12/44	475	475
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD11, Class A4, CMO, VR 5.819%, 6/15/49	750	768
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A1, CMO 3.636%, 11/15/27	362	359
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4, CMO 5.156%, 2/15/31	875	858
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, CMO 5.43%, 2/17/40	1,025	1,015
Morgan Stanley Capital Trust I Series 2007-IQ15, Class A4, CMO 6.078%, 6/11/49	975	1,005
Morgan Stanley Capital Trust I Series 2007-T27, Class A4, CMO 5.804%, 6/11/42	550	557
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2, CMO 5.98%, 1/15/39	200	206
Total Non-U.S. Government Mortgage-Backed Securities (Cost $17,281)		17,188

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 37.3%

U.S. Government Agency Obligations 36.1% (2)

Federal Home Loan Mortgage		
4.50%, 5/1/19 - 4/1/35	904	856
5.00%, 10/1/18 - 5/1/36	5,449	5,279
5.50%, 3/1/18 - 10/1/37	11,679	11,531

Federal National Mortgage Assn., TBA		
5.50%, 1/1/33	4,280	4,219
6.00%, 1/1/20	1,300	1,322
6.50%, 1/1/34	1,614	1,651
		91,631
U.S. Government Obligations 1.2%		
Government National Mortgage Assn.		
4.50%, 3/20/34	365	344
5.00%, 7/15/33 - 9/15/33	1,349	1,311
5.50%, 8/15/35	577	574
6.00%, 7/15/16 - 2/15/36	435	442
6.50%, 5/15/16 - 12/20/33	73	76
7.00%, 3/15/13 - 6/15/31	100	102
7.50%, 11/15/12 - 1/15/32	173	180
8.00%, 1/15/26	34	37
		3,066
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $94,827)		94,697

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 29.1%

U.S. Government Agency Obligations 9.6% (2)		
Federal Farm Credit Bank, 5.75%, 1/18/11	300	311
Federal Home Loan Bank, 2.75%, 3/14/08	500	497
Federal Home Loan Bank, 3.75%, 8/18/09	1,900	1,881
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,500
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,056
Federal Home Loan Bank, 5.375%, 5/18/16	2,100	2,171
Federal Home Loan Bank, 5.60%, 6/28/11	185	191
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	744

Federal Home Loan Mortgage, 4.50%, 7/15/13	500	495
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,233
Federal Home Loan Mortgage, 4.625%, 2/21/08	275	275
Federal Home Loan Mortgage, 5.125%, 10/15/08	1,700	1,712
Federal Home Loan Mortgage, 5.75%, 4/15/08	1,000	1,005
Federal Home Loan Mortgage, 5.75%, 3/15/09	1,100	1,120
Federal Home Loan Mortgage, 5.75%, 1/15/12	800	835
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	373
Federal National Mortgage Assn., 4.125%, 4/15/14	400	386
Federal National Mortgage Assn., 5.25%, 1/15/09	1,060	1,070
Federal National Mortgage Assn., 5.25%, 8/1/12	115	117
Federal National Mortgage Assn., 5.50%, 3/15/11	1,300	1,340
Federal National Mortgage Assn., 6.00%, 5/15/08	1,610	1,623
Federal National Mortgage Assn., 6.00%, 5/15/11	355	372
Federal National Mortgage Assn., 6.25%, 5/15/29	342	387
Federal National Mortgage Assn., 6.625%, 9/15/09	100	104
Federal National Mortgage Assn., 6.625%, 11/15/30	500	594
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,066
Federal National Mortgage Assn., 7.25%, 1/15/10	740	784
Tennessee Valley Authority, 4.75%, 8/1/13	200	202
		24,444
U.S. Treasury Obligations 19.5%		
U.S. Treasury Bonds, 4.50%, 2/15/36	2,355	2,269
U.S. Treasury Bonds, 5.25%, 2/15/29	314	334
U.S. Treasury Bonds, 5.375%, 2/15/31	17	18
U.S. Treasury Bonds, 5.50%, 8/15/28	146	160
U.S. Treasury Bonds, 6.00%, 2/15/26	2,010	2,306
U.S. Treasury Bonds, 6.125%, 11/15/27	543	637
U.S. Treasury Bonds, 6.25%, 8/15/23	2,605	3,028

U.S. Treasury Bonds, 6.25%, 5/15/30	163	197
U.S. Treasury Bonds, 6.50%, 11/15/26	100	121
U.S. Treasury Bonds, 7.25%, 5/15/16	505	606
U.S. Treasury Bonds, 7.25%, 8/15/22	2,800	3,538
U.S. Treasury Bonds, 7.50%, 11/15/16	675	826
U.S. Treasury Bonds, 8.125%, 8/15/19	865	1,136
U.S. Treasury Bonds, 8.50%, 2/15/20	12	16
U.S. Treasury Bonds, 8.75%, 5/15/17	275	365
U.S. Treasury Bonds, 9.25%, 2/15/16	20	27
U.S. Treasury Bonds, 9.875%, 11/15/15	180	247
U.S. Treasury Notes, 2.625%, 5/15/08	90	89
U.S. Treasury Notes, 2.625%, 3/15/09	745	731
U.S. Treasury Notes, 3.00%, 11/15/07	135	135
U.S. Treasury Notes, 3.00%, 2/15/09	100	99
U.S. Treasury Notes, 3.125%, 4/15/09	735	726
U.S. Treasury Notes, 3.375%, 12/15/08	150	149
U.S. Treasury Notes, 3.375%, 9/15/09	50	49
U.S. Treasury Notes, 3.375%, 10/15/09	4,750	4,700
U.S. Treasury Notes, 3.50%, 8/15/09	2,255	2,238
U.S. Treasury Notes, 3.625%, 1/15/10	50	50
U.S. Treasury Notes, 3.875%, 7/15/10	300	300
U.S. Treasury Notes, 3.875%, 9/15/10	75	75
U.S. Treasury Notes, 3.875%, 2/15/13	800	790
U.S. Treasury Notes, 4.00%, 6/15/09	1,375	1,376
U.S. Treasury Notes, 4.00%, 4/15/10	245	245
U.S. Treasury Notes, 4.00%, 2/15/15	200	196
U.S. Treasury Notes, 4.25%, 8/15/13	920	923
U.S. Treasury Notes, 4.25%, 11/15/13	1,520	1,524
U.S. Treasury Notes, 4.25%, 11/15/14	1,060	1,057

U.S. Treasury Notes, 4.25%, 8/15/15	2,990	2,970
U.S. Treasury Notes, 4.375%, 8/15/12	5,100	5,165
U.S. Treasury Notes, 4.50%, 3/31/12	425	432
U.S. Treasury Notes, 4.625%, 11/15/16	150	152
U.S. Treasury Notes, 4.625%, 2/15/17	2,405	2,438
U.S. Treasury Notes, 4.75%, 11/15/08	4,045	4,073
U.S. Treasury Notes, 4.75%, 8/15/17	40	41
U.S. Treasury Notes, 5.00%, 8/15/11	1,555	1,609
U.S. Treasury Notes, 5.50%, 5/15/09	183	187
U.S. Treasury Notes, 5.625%, 5/15/08	102	103
U.S. Treasury Notes, 5.75%, 8/15/10	496	519
U.S. Treasury Notes, 6.00%, 8/15/09	159	165
U.S. Treasury Notes, 6.50%, 2/15/10	366	386
		49,523
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $72,840)		73,967

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.9%

Government Guaranteed 0.6%

Canada Mortgage & Housing, 2.95%, 6/2/08	100	99
Canada Mortgage & Housing, 4.80%, 10/1/10	350	353
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	197
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	300	301
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	452
		1,402

Government Sponsored 0.3%

Eksportfinans, 4.75%, 12/15/08	350	350

Export Development, 4.50%, 10/25/12	350	348
		698

Local Authorities 0.6%

Hydro-Quebec, 7.50%, 4/1/16	100	115
Hydro-Quebec, 8.00%, 2/1/13	11	13
Province of British Columbia, 5.375%, 10/29/08	4	4
Province of Manitoba, 5.50%, 10/1/08	4	4
Province of Manitoba, 7.50%, 2/22/10	104	110
Province of New Brunswick, 5.20%, 2/21/17	400	409
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	354	364
Province of Ontario, 3.125%, 5/2/08	4	4
Province of Ontario, 3.625%, 10/21/09	300	295
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Ontario, 5.50%, 10/1/08	104	105
Province of Quebec, 5.00%, 7/17/09	4	4
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	129
Province of Saskatchewan, 7.125%, 3/15/08	4	4
		1,596

Owned No Guarantee 0.3%

Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	225	224
Swedish Export Credit, 4.875%, 9/29/11	385	389

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncement In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. No impact on the fund’s net assets or results of operations is expected upon adoption of FIN 48 on November 1, 2007.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments During the year ended October 31, 2007, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls During the year ended October 31, 2007, the fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $45,976,000 and $10,746,000, respectively, for the year ended October 31, 2007. Purchases and sales of U.S. government securities aggregated $183,486,000 and $145,205,000, respectively, for the year ended October 31, 2007.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2007, totaled $10,393,000 and were characterized as ordinary income for tax purposes. At October 31, 2007, the tax-basis components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2007, the fund had $27,000 of capital loss carryforwards that expire in fiscal 2011, $572,000 that expire in fiscal 2013, $1,441,000 that expire in fiscal 2014, and $18,000 that expire in fiscal 2015.

For the year ended October 31, 2007, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

At October 31, 2007, the cost of investments for federal income tax purposes was $257,064,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2007, approximately 11% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2007, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 3% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price U.S Bond Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the “Fund”) at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007, by correspondence with the custodian and brokers, and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2007

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and Directorships of
Year Elected *	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004); Director, Allfirst
2006	Financial Inc. (previously First Maryland Bancorp) (1983 to 2002)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pres-
(1945)	ent); Director, Vornado Real Estate Investment Trust (3/04 to present);
2000	Member, Advisory Board, Deutsche Bank North America (2004 to pres-
ent); Director, Chairman of the Board, and Chief Executive Officer, The
Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, The Haven Group, a custom manufacturer of
2001	modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Chairman,
(1938)	Canyon Resources Corp. (8/07 to present); Director, Golden Star
2001	Resources Ltd. (5/92 to present); Director, Pacific Rim Mining Corp.
(2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services, Marsh
2003	Inc. (1999 to 2003); Director, Georgia Pacific (5/04 to 12/05), Eli Lilly
and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
2000

* Each independent director oversees 121 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and President, T. Rowe Price Investment Services, Inc.;
[121]	Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services Limited,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings
Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Mary J. Miller, CFA	Director, T. Rowe Price Trust Company; Director and Vice President,
(1955)	T. Rowe Price; Vice President, T. Rowe Price Group, Inc.
2004
[37]

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, U.S. Bond Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, U.S. Bond Index Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, U.S. Bond Index Fund	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, U.S. Bond Index Fund	Trust Company

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Robert M. Larkins (1973)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, U.S. Bond Index Fund	Trust Company; formerly student, The Wharton
Business School, University of Pennsylvania
(to 2003)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, U.S. Bond Index Fund	T. Rowe Price Investment Services, Inc.

Edmund M. Notzon III, Ph.D., CFA (1945)	Vice President, T. Rowe Price, T. Rowe Price
President, U.S. Bond Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,531,000 and $1,200,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	December 18, 2007